UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05860

T. Rowe Price U.S. Treasury Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

November 30, 2022
Semiannual Report
T. ROWE PRICE
U.S. Treasury Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE U.S. Treasury Funds
HIGHLIGHTS
Amid a sharp rise in interest rates, the T. Rowe Price U.S. Treasury Money Fund posted positive returns and modestly outperformed its Lipper peer group index.
T. Rowe Price’s U.S. Treasury Index Funds produced steep losses amid high inflation and rapid monetary tightening by the Federal Reserve (Fed). The funds underperformed their respective Bloomberg benchmarks and delivered mixed results versus their Lipper peer group average.
Within our U.S. Treasury Index Funds, we reduced non-benchmark allocations to Ginnie Mae mortgage-backed securities amid continued headwinds to the mortgage sector.
With the Fed tightening into a slowing economy, we see a high likelihood of a policy-driven recession by early next year. Moreover, given the pace at which inflation has moderated and demand has weakened, we believe that the Fed will be forced to pause rate hikes and could cut rates sooner than the market expects.
Log in to your account at troweprice.com for more information.
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can also save money by switching to e-delivery.

T. ROWE PRICE U.S. Treasury Funds
Market Commentary

Dear Shareholder
Global stock markets generally produced negative returns during the first half of your fund’s fiscal year, the six-month period ended November 30,
2022, while rising bond yields weighed on returns for fixed income investors.
Investors contended with tightening financial conditions and slowing economic and corporate earnings growth, but hopes that persistently high inflation might be easing helped spark a rally late in the period that partially offset earlier losses.
In the U.S., equity results were mixed. The Dow Jones Industrial Average recorded positive results and mid-cap growth stocks also performed well, while most other benchmarks finished in negative territory. The S&P 500
Index was modestly negative for the period, but results varied widely at the sector level, with industrials and energy shares delivering strong gains while communication services stocks struggled. Outside the U.S., most major country and regional benchmarks lost ground. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S. dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Elevated inflation remained a leading concern for investors throughout the period, although hopes that inflation may have peaked led to rallies during the summer and again in November. The October consumer price index report, which was released in mid-November, was better than expected and showed price increases easing from recent 40-year highs. However, the 7.7% year-over-
year increase in the headline inflation number remained well above the Fed’s
2% target.
In response to the high inflation readings, global central banks continued
to tighten monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Federal Reserve delivered four historically large 75-basis-point (0.75 percentage point) rate hikes during the period, which lifted its short-term lending benchmark to a target range of 3.75% to 4.00% by early November, the highest level since 2008.
As our reporting period came to an end, Fed officials signaled that they were likely to dial back the pace of rate increases.
Bond yields increased considerably across the Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year U.S.
Treasury note climbing from 2.85% at the start of the period to 3.68% at the end of November. Significant inversions in the Treasury curve, which are often considered a warning sign of a coming recession, occurred during the period

T. ROWE PRICE U.S. Treasury Funds

as shorter-maturity Treasuries experienced the largest yield increases. The sharp increase in yields led to generally negative results across the fixed income market as bond prices and yields move in opposite directions.
On a positive note, the U.S. jobs market remained resilient during the period, and overall economic growth turned positive in the third quarter after two slightly negative quarters. However, recession fears also grew as corporate earnings slowed and manufacturing gauges drifted toward contraction levels. In addition, the housing market began to weaken as mortgage rates climbed to the highest level in more than 20 years.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, valuations have become more attractive across many market sectors during the downturn, which provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE U.S. Treasury Funds
Management’s Discussion of Fund Performance

U.S. TREASURY MONEY FUND
INVESTMENT OBJECTIVE
The fund seeks maximum preservation of capital and liquidity and, consistent with these goals, the highest possible current  income.
FUND COMMENTARY
How did the fund perform in the past six months?
Amid rapidly rising money market interest rates, the U.S. Treasury Money
Fund returned 1.07% over the six months ended November 30, 2022. The fund modestly outperformed its Lipper peer group index. (Returns for I and Z Class shares varied, reflecting their different fee structures. Past performance cannot guarantee future results. )
What factors influenced the
fund’s performance?
Money market yields rose
sharply from near-zero levels
since March 2022, when
the Federal Reserve (Fed)
began to raise the fed funds
target rate from the 0.00% to
0.25% range it adopted when
the coronavirus pandemic
erupted in March 2020. Fed rate hikes were aggressive, as the central bank combatted elevated inflation stemming from factors such as a tight labor market, pandemic-related global supply chain disruptions, and higher prices of energy commodities as many nations attempted to reduce reliance on Russian energy exports due to Russia’s attacks against Ukraine.
In fact, the Fed enacted several 75-basis-point (0.75%) rate increases during the period—a meaningful departure from the 25-basis-point incremental changes typically made to the fed funds rate. By the end of November, the Fed had raised the fed funds target rate to the 3.75% to 4.00% range—a level unseen in about 15 years. (After our reporting period ended, the Fed lifted the target rate to the 4.25% to 4.50% range on December 14.)
PERFORMANCE COMPARISON
Six-Month Period Ended 11/30/22 Total Return
U.S. Treasury Money Fund –
.
1.07%
U.S. Treasury Money Fund–
.
I  Class 1.11
U.S. Treasury Money Fund–
.
Z Class 1.23
Lipper U.S. Treasury Money
Market Funds Index 0.97

T. ROWE PRICE U.S. Treasury Funds

Thanks to a series of large interest rate hikes and continued hawkish rhetoric from Fed officials who are committed to bringing inflation back down to the central bank’s long-term 2% goal, U.S. Treasury yields surged in the first half of our fiscal year. In the money market universe, three-month U.S. Treasury bill (T-bill) yields climbed from 1.16% to 4.37%, while six-month T-bill yields advanced from 1.64% to 4.70%. One-year T-bill yields increased from 2.08% to
4.74%.
How is the fund positioned?
Since our last report, we steadily extended the fund’s weighted average maturity
(WAM) in an effort to take advantage of higher yields on longer-term money market securities. As of November 30, 2022, the fund’s WAM stood at 23 days, up from nine days at the start of the period. Still, due to our expectation for further monetary tightening in the months ahead, we kept the portfolio’s
WAM relatively short so that we could respond accordingly to subsequent rate increases.
Consistent with our preference for shorter maturities, approximately 78% of the portfolio’s net assets as of the period-end were invested in one- to seven-
day repurchase agreements fully collateralized by Treasury securities. The remainder of the portfolio was invested largely in T-bills and, to a smaller extent, Treasury notes scheduled to mature within one year.
What is portfolio management’s outlook?
The Fed’s rate-hiking cycle is well underway in an attempt to curb inflation pressures. However, policymakers have yet to give any clear indication as to when they expect to pause their rate increases or at what level they expect the fed funds rate to peak. According to the Fed’s post-meeting statement published on November 2, policymakers anticipate that “ongoing increases in the target range will be appropriate in order to attain a stance of monetary policy that is sufficiently restrictive” to bring inflation back down to 2%. Fed Chair Jerome
Powell confirmed in his November post-meeting press conference that Fed officials “still have some ways to go” regarding interest rate increases and noted
that “the ultimate level of interest rates will be higher than previously expected.”
Money market fund investors undoubtedly welcome higher money market yields and returns. However, with year-over-year consumer price index inflation around 7% through the end of November, real (inflation-adjusted)
yields remain negative, so we agree that the central bank has more work to do.
If inflation remains elevated, we would not be surprised to see additional rate

T. ROWE PRICE U.S. Treasury Funds

increases that take the fed funds rate to 5% and possibly higher. We would also not be surprised to see the central bank keep short-term interest rates at higher levels for some time—even if it causes a recession—to make sure that inflation trends back down toward the Fed’s long-term 2% target.
As we watch the economy evolve and monitor the words and actions of Fed policymakers for clues about possible future rate increases, we believe that our strategy of keeping a relatively short WAM should enable us to respond quickly to any changes in the interest rate outlook or other factors affecting the money markets. In any event, we remain committed to managing a high-
quality, diversified money market portfolio focused on liquidity and stability of principal, which we deem of utmost importance to our investors.
U.S. TREASURY INTERMEDIATE INDEX FUND
INVESTMENT OBJECTIVE
The fund seeks a high level of income consistent with maximum credit protection and moderate fluctuation in principal.
FUND COMMENTARY
How did the fund perform in the past six months?
The U.S. Treasury
Intermediate Index Fund
returned -4.00% during
the past six months and
underperformed its
Bloomberg benchmark,
which also produced firmly
negative returns. The fund
markedly outperformed its
Lipper peer group average,
which consists of U.S.
Treasury funds that span
the maturity spectrum—
including long-maturity
portfolios that fared worse than intermediate-term funds. (Returns for I and Z
Class shares varied, reflecting their different fee structures. Past performance cannot guarantee future results. )
PERFORMANCE COMPARISON
Six-Month Period Ended 11/30/22 Total Return
U.S. Treasury Intermediate Index Fund –
.
-4.00%
U.S. Treasury Intermediate Index Fund–
.
I  Class -3.92
U.S. Treasury Intermediate Index Fund–
.
Z Class -3.68
Bloomberg U.S. 4–10 Year Treasury
Bond Index -3.52
Lipper General U.S.
Treasury Funds Average -7.08

T. ROWE PRICE U.S. Treasury Funds

What factors influenced the fund’s performance?
U.S. Treasuries sold off meaningfully in the face of persistently high inflation, rapid interest rate hikes by the Federal Reserve (Fed), and hawkish revisions to the Fed’s monetary policy outlook. Though remaining at multi-decade highs, inflation readings moderated near the end of the period, and the Fed signaled that it would soon begin to slow the pace of rate hikes—which it did at the central bank’s mid-December policy meeting after our reporting period ended.
Together, these factors aided a November rally that pared some of the Treasury market’s earlier losses.
In this environment, the fund’s limited, out-of-benchmark exposure to Treasury inflation protected securities (TIPS) in November weighed on relative returns.
We initiated this position based on our view that the Fed’s signals for smaller rate hikes would enable upside surprises in economic data to generate a positive reaction from investors, who could instead focus on the implications for better nominal growth rather than the need for stronger Fed policy responses. Consequently, we expected this changing dynamic to place a ceiling on interest rate volatility and the U.S. dollar, aiding oil prices and TIPS break-
even spreads—a market-based measure of inflation expectations.
Although the U.S. dollar softened and rate volatility lessened in November, the fund’s TIPS position detracted from performance as break-even spreads tightened on lower-than-expected U.S. inflation readings and a pullback in global crude prices stemming from China’s COVID-related lockdowns. We exited this TIPS position by the end of the period amid signs of renewed strength in the U.S. dollar.
Our tactical adjustments to the portfolio’s duration—a key measure of interest rate sensitivity—were generally favorable. However, our use of derivatives—
namely, Treasury futures and options on Treasury futures—worked against some of the portfolio’s duration positions due to the pricing of these instruments versus cash bonds. As a result, duration management crimped relative performance, on net. (Although the fund invests primarily in cash bonds, we also employ derivatives instruments in the portfolio to manage its duration and exposures to various parts of the Treasury yield curve. These instruments detracted from the fund’s absolute returns during the period.)
Yield curve exposures impeded results, with extreme rate volatility occasionally undermining our tactical positions. From late July through part of August, we positioned the fund for a steeper 5-year/30-year curve segment amid signs that
Fed hawkishness may have peaked. However, this positioning detracted from performance. At the time, higher-than-expected inflation data and hawkish messaging from Fed Chair Jerome Powell led investors to price in a “higher for

T. ROWE PRICE U.S. Treasury Funds

longer” rate regime from the Fed, and a resulting surge in shorter-term yields caused the 5-year/30-year segment to invert. (A yield curve inversion occurs when yields on shorter-term securities exceed those on longer-term bonds and is considered by many investors to be a precursor to an economic recession.)
How is the fund positioned?
We continued to tactically
adjust the fund’s overall
duration and curve
posture based on incoming
economic and inflation
data, monetary policy
signals, and geopolitical
developments. We generally
favored a neutral to short
duration stance versus the
benchmark through August,
reflecting our expectations
for aggressive Fed policy
tightening and labor market
strength to sustain upward
pressure on Treasury yields.
As the period progressed,
we shifted to a slightly long
duration bias, but severe
volatility across sovereign
bond markets—exacerbated
by turmoil in UK gilts—led
us to pivot back to a neutral
duration stance by the end
of September.
At the end of November,
the fund again had a slightly
longer-than-benchmark
duration. With inflation
and the pace of monetary
tightening likely past their
peak and the global economy
seemingly tilting toward
recession, we saw a high
likelihood that investors
would return to the Treasury
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
* U.S. government agency securities are issued or
guaranteed by a U.S. government agency, and may
include conventional pass-through securities and
collateralized mortgage obligations; unlike Treasuries,
government agency securities are not issued directly
by the U.S. government and are generally unrated but
may have credit support from the U.S. Treasury (e.g.,
FHLMC and FNMA issues) or a direct government
guarantee (e.g., GNMA issues). Therefore, this
category may include rated and unrated securities.
** U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.
CREDIT QUALITY DIVERSIFICATION
U.S. Treasury Intermediate Index Fund

T. ROWE PRICE U.S. Treasury Funds

market in an effort to hedge riskier positions, thereby driving yields downward.
(U.S. Treasuries have often—though not always—exhibited an inverse correlation with equities and other risk assets during periods of risk aversion and economic growth concerns.)
At the end of November, approximately 96% of the fund’s net assets were invested in U.S. Treasury securities, with the remainder composed of U.S.
government-guaranteed Ginnie Mae (GNMA) mortgage-backed securities
(MBS) and cash reserves.
After slightly increasing the fund’s non-benchmark allocation to GNMAs around the middle of the period due to attractive valuations and a plunge in mortgage origination, we allowed the fund’s GNMA exposure to lessen as holdings matured. This decrease in the fund’s MBS position reflected relative value considerations and less supportive technical dynamics in the sector.
By the conclusion of the reporting period, the portfolio’s GNMA allocation stood at its lowest level in several years, though we continue to closely monitor valuations, rate volatility, and other technical conditions for potential opportunities to add exposure to the sector.
Within the GNMA universe, we favored floating rate collateralized mortgage obligations, which typically fare better than fixed rate issues when mortgage rates increase. For similar reasons, we maintained a general preference for higher-coupon, shorter-duration MBS. At times, however, we sought to take advantage of attractive valuations in lower-coupon mortgage bonds, which saw a noticeable reduction in prepayment risk given unappealing refinancing conditions for most borrowers.
What is portfolio management’s outlook?
With the Fed tightening into a slowing economy, we see a high likelihood of a policy-driven recession in the U.S. by early next year. This forecast is underpinned by a contraction in the housing sector and significant headwinds to consumer spending from a softer labor market, still-high inflation, and eroded savings buffers.
Given the faster-than-anticipated deceleration in inflation readings over recent months, we believe the Fed will be forced to pause rate hikes and could cut rates sooner than the market expects. In our view, the pace at which price data have declined signals that consumer demand is dissolving quickly.

T. ROWE PRICE U.S. Treasury Funds

Despite its strong sell-off this year, we believe that U.S. government debt remains an important tool for asset allocators and a top diversifier for riskier assets, especially now that yields have returned to pre-global financial crisis levels. Moreover, Treasuries have recently demonstrated their ability to rally when growth fears outweigh inflation concerns. To that end, we expect
Treasuries to resume their typical, inverse relationship with risk assets as the global economy likely weakens.
As always, we will look for opportunities to make tactical adjustments to the portfolio based on incoming data, movements in Treasury yields, and changes in the macroeconomic landscape.
U.S. TREASURY LONG-TERM INDEX FUND
INVESTMENT OBJECTIVE
The fund seeks to provide high income consistent with maximum credit protection.
FUND COMMENTARY
How did the fund perform
in the past six months?
The U.S. Treasury Long-
Term Index Fund returned
-10.36% during the past six
months and underperformed
its Bloomberg benchmark,
which also posted steep
losses. The fund notably
underperformed its Lipper
peer group average, which
consists of U.S. Treasury funds that span the maturity spectrum—including shorter-term funds that fared much better than long-maturity portfolios.
(Returns for I and Z Class shares varied, reflecting their different fee structures.
Past performance cannot guarantee future results. )
What factors influenced the fund’s performance?
U.S. Treasuries sold off meaningfully in the face of persistently high inflation, rapid interest rate hikes by the Federal Reserve (Fed), and hawkish revisions to the Fed’s monetary policy outlook. Though remaining at multi-decade highs, inflation readings moderated near the end of the period, and the Fed signaled
PERFORMANCE COMPARISON
Six-Month Period Ended 11/30/22 Total Return
U.S. Treasury Long-Term Index Fund –
.
-10.36%
U.S. Treasury Long-Term Index Fund–
.
I  Class -10.17
U.S. Treasury Long-Term Index Fund–
.
Z Class -10.12
Bloomberg U.S. Long Treasury Bond
Index -9.95
Lipper General U.S. Treasury Funds
Average -7.08

T. ROWE PRICE U.S. Treasury Funds

that it would soon begin to slow the pace of rate hikes—which it did at the central bank’s mid-December policy meeting after our reporting period ended.
Together, these factors aided a November rally that pared some of the Treasury market’s earlier losses.
In this environment, the fund’s limited, out-of-benchmark exposure to Treasury inflation protected securities (TIPS) in November weighed on relative returns.
We initiated this position based on our view that the Fed’s signals for smaller rate hikes would enable upside surprises in economic data to generate a positive reaction from investors, who could instead focus on the implications for better nominal growth rather than the need for stronger Fed policy responses. Consequently, we expected this changing dynamic to place a ceiling on interest rate volatility and the U.S. dollar, aiding oil prices and TIPS break-
even spreads—a market-based measure of inflation expectations.
Although the U.S. dollar softened and rate volatility lessened in November, the fund’s TIPS position detracted from performance as break-even spreads tightened on lower-than-expected U.S. inflation readings and a pullback in global crude prices stemming from China’s COVID-related lockdowns. We exited this TIPS position by the end of the period amid signs of renewed strength in the U.S. dollar.
Yield curve exposures impeded results, with extreme rate volatility undermining some of our tactical positions. From late July through part of
August, we positioned the fund for a steeper 5-year/30-year curve segment amid signs that Fed hawkishness may have peaked. However, this positioning detracted from performance. At the time, higher-than-expected inflation data and hawkish messaging from Fed Chair Jerome Powell led investors to price in a “higher for longer” rate regime from the Fed, and a resulting surge in shorter-term yields caused the 5-year/30-year segment to invert. (A yield curve inversion occurs when yields on shorter-term securities exceed those on longer-term bonds and is considered by many investors to be a precursor to an economic recession.)
On net, our tactical adjustments to the portfolio’s duration—a key measure of interest rate sensitivity—contributed to relative performance, aided by our accurate forecasting of yield changes late in the reporting period. In particular, we moved from a shorter-than-benchmark duration stance in early November to a modestly long posture, and this repositioning added value as Treasury yields fell on signs that economic growth and inflation were slowing.
How is the fund positioned?
We continued to tactically adjust the fund’s overall duration and curve posture

T. ROWE PRICE U.S. Treasury Funds

based on incoming economic and inflation data, monetary policy signals, and geopolitical developments. Through August, we generally favored a neutral to short duration stance versus the benchmark, reflecting our expectations for
Fed policy tightening and labor market strength to sustain upward pressure on Treasury yields. Later, we shifted to a slightly long duration bias, but severe volatility across sovereign bond markets—exacerbated by turmoil in UK gilts—
led us to pivot back to a neutral duration stance by the end of September.
At the end of the period,
the fund again had a slightly
longer-than-benchmark
duration posture. With
inflation and the pace of
monetary tightening likely
past their peak and the global
economy seemingly tilting
toward recession, we saw a
high likelihood that investors
would return to the Treasury
market in an effort to hedge
riskier positions, thereby
driving yields downward.
(U.S. Treasuries have often—
though not always—exhibited
an inverse correlation with
equities and other risk
assets during periods of
risk aversion and economic
growth concerns.)
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
* U.S. government agency securities are issued or
guaranteed by a U.S. government agency, and may
include conventional pass-through securities and
collateralized mortgage obligations; unlike Treasuries,
government agency securities are not issued directly
by the U.S. government and are generally unrated but
may have credit support from the U.S. Treasury (e.g.,
FHLMC and FNMA issues) or a direct government
guarantee (e.g., GNMA issues). Therefore, this
category may include rated and unrated securities.
** U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.
CREDIT QUALITY DIVERSIFICATION
U.S. Treasury Long-Term Index Fund

T. ROWE PRICE U.S. Treasury Funds

The fund’s positioning at period-end also reflected our bias for a flattening of the 5-year/30-year curve segment. Specifically, we believed that slowing economic activity would likely keep a lid on long-term yields, while the potential for continued Fed hawkishness posed upside risks to front-end rates.
As of November 30, 2022, approximately 98% of the fund’s net assets were invested in U.S. Treasury securities, with the remainder largely composed of
U.S. government-guaranteed Ginnie Mae (GNMA) mortgage-backed securities
(MBS).
After slightly increasing the fund’s non-benchmark allocation to GNMAs around the middle of the period due to attractive valuations and a plunge in mortgage origination, we allowed the fund’s GNMA exposure to lessen as holdings matured. This decrease in the fund’s MBS position reflected relative value considerations and less supportive technical dynamics in the sector.
By the conclusion of the reporting period, the portfolio’s GNMA allocation stood at its lowest level in several years, though we continue to closely monitor valuations, rate volatility, and other technical conditions for potential opportunities to add exposure to the sector.
Within the GNMA universe, we favored floating rate collateralized mortgage obligations, which typically fare better than fixed rate issues when mortgage rates increase. For similar reasons, we maintained a general preference for higher-coupon, shorter-duration MBS. At times, however, we sought to take advantage of attractive valuations in lower-coupon mortgage bonds, which saw a noticeable reduction in prepayment risk given unappealing refinancing conditions for most borrowers.
Although the fund invests primarily in cash bonds, we also regularly employ derivatives, mainly to adjust the fund’s duration and manage exposures to different parts of the Treasury yield curve. Such instruments include U.S.
Treasury futures and options on Treasury futures, which were held within the fund during the period.
What is portfolio management’s outlook?
With the Fed tightening into a slowing economy, we see a high likelihood of a policy-driven recession in the U.S. by early next year. This forecast is underpinned by a contraction in the housing sector and significant headwinds to consumer spending from a softer labor market, still-high inflation, and eroded savings buffers.
Given the faster-than-anticipated deceleration in inflation readings over recent months, we believe the Fed will be forced to pause rate hikes and could cut rates sooner than the market expects. In our view, the pace at which price data have declined signals that consumer demand is dissolving quickly.

T. ROWE PRICE U.S. Treasury Funds

Despite its strong sell-off this year, we believe that U.S. government debt remains an important tool for asset allocators and a top diversifier for riskier assets, especially now that yields have returned to pre-global financial crisis levels. Moreover, Treasuries have recently demonstrated their ability to rally when growth fears outweigh inflation concerns. To that end, we expect
Treasuries to resume their typical, inverse relationship with risk assets as the global economy likely weakens.
As always, we will look for opportunities to make tactical adjustments to the portfolio based on incoming data, movements in Treasury yields, and changes in the macroeconomic landscape.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE U.S. Treasury Funds

RISKS OF INVESTING IN FIXED INCOME SECURITIES
Funds that invest in fixed income securities are subject to price declines due to rising interest rates, with long-term securities generally most sensitive to rate fluctuations. Other risks include credit rating downgrades and defaults on scheduled interest and principal payments, but these are highly unlikely for securities backed by the full faith and credit of the U.S. government. MBS are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which is an increase in interest rates that causes a fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund’s sensitivity to rising interest rates and its potential for price declines.
RISKS OF INVESTING IN GOVERNMENT MONEY MARKET FUNDS
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
BENCHMARK INFORMATION
Note: Bloomberg
®
, Bloomberg U.S. 4–10 Year Treasury Bond Index, and
Bloomberg U.S. Long Treasury Bond Index are service marks of Bloomberg
Finance L.P. and its affiliates, including Bloomberg Index Services Limited
(“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by T. Rowe Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Portions of the mutual fund information contained in this report were supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2022 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

T. ROWE PRICE U.S. Treasury Funds

Note: Copyright © 2022 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2022, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2022, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
("Content Providers") do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE U.S. Treasury Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
U.S. TREASURY MONEY FUND
Note: Performance for the I and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
U.S. Treasury Money Fund –
.
1.11% 0.96% 0.53% – –
U.S. Treasury Money Fund–
.
I  Class 1.16 1.01 – 0.98% 5/3/17
U.S. Treasury Money Fund–
.
Z  Class 1.36 – – 0.60 3/16/20
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions. Past performance cannot guarantee future results.

T. ROWE PRICE U.S. Treasury Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
U.S. TREASURY INTERMEDIATE INDEX FUND
Note: Performance for the I and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
U.S. Treasury Intermediate Index
Fund –
.
-12.06% -0.09% 0.22% – –
U.S. Treasury Intermediate Index
Fund–
.
I  Class -11.91 0.06 – 0.08% 5/3/17
U.S. Treasury Intermediate Index
Fund–
.
Z  Class -11.64 – – -7.22 2/22/21
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions. Past performance cannot guarantee future results.

T. ROWE PRICE U.S. Treasury Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
U.S. TREASURY LONG-TERM INDEX FUND
Note: Performance for the I and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
U.S. Treasury Long-Term Index
Fund –
.
-29.89% -1.81% 0.08% – –
U.S. Treasury Long-Term Index
Fund–
.
I  Class -29.65 -1.62 – -0.82% 5/3/17
U.S. Treasury Long-Term Index
Fund–
.
Z  Class -29.59 – – -13.69 3/16/20
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions. Past performance cannot guarantee future results.

T. ROWE PRICE U.S. Treasury Funds

EXPENSE RATIOS
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
U.S. Treasury Money Fund 0.31%
U.S. Treasury Money Fund–I Class 0.21
U.S. Treasury Money Fund–Z Class 0.19
U.S. Treasury Intermediate Index Fund 0.27
U.S. Treasury Intermediate Index Fund–I Class 0.11
U.S. Treasury Intermediate Index Fund–Z Class 0.11
U.S. Treasury Long-Term Index Fund 0.29
U.S. Treasury Long-Term Index Fund–I Class 0.08
U.S. Treasury Long-Term Index Fund–Z Class 0.07
The expense ratios shown are as of the funds’ most recent prospectus. These numbers may vary from the expense ratios shown elsewhere in this report because they are based on a different time period and, if applicable, include acquired fund fees and expenses but do not include fee or expense waivers.

T. ROWE PRICE U.S. Treasury Funds

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE U.S. Treasury Funds

U.S. TREASURY MONEY FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $1,010.70 $1.56
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.51   1.57
I Class
Actual   1,000.00   1,011.10   1.16
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.92   1.17
Z Class
Actual   1,000.00   1,012.30   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.07   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.31%, the
2
I Class
was 0.23%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE U.S. Treasury Funds

U.S. TREASURY INTERMEDIATE INDEX FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $960.00 $1.38
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.66   1.42
I Class
Actual   1,000.00   960.80   0.54
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.52   0.56
Z Class
Actual   1,000.00   963.20   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.07   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.28%, the
2
I Class
was 0.11%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE U.S. Treasury Funds

U.S. TREASURY LONG-TERM INDEX FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $896.40 $1.38
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.61   1.47
I Class
Actual   1,000.00   898.30   0.48
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.57   0.51
Z Class
Actual   1,000.00   898.80   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.07   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.29%, the
2
I Class
was 0.10%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE U.S. Treasury Funds

QUARTER-END RETURNS
Periods Ended
9/30/22
SEC Yield
(7-Day
Simple)
With Waiver
a
SEC Yield
(7-Day
Simple)
Without
Waiver
...... 1
Year
.... 5
Years
.... 10
Years
Since
Inception
Inception
Date
U.S. Treasury
Money Fund –
.
2.77% 2.77% 0.60% 0.88% 0.48% – –
U.S. Treasury
Money Fund–
.
I  Class
b
2.85 2.85 0.64 0.93 – 0.92% 5/3/17
U.S. Treasury
Money Fund–
.
Z Class
c
3.08 2.89 0.81 – – 0.42 3/16/20
U.S. Treasury
Intermediate
Index Fund –
.
– – -13.84 -0.54 0.08 – –
U.S. Treasury
Intermediate
Index Fund–
.
I  Class – – -13.87 -0.43 – -0.27 5/3/17
U.S. Treasury
Intermediate
Index Fund–
.
Z
Class – – -13.60 – – -9.03 2/22/21
U.S. Treasury
Long-Term
Index Fund –
.
– – -27.54 -1.91 0.06 – –
U.S. Treasury
Long-Term
Index Fund–
.
I  Class – – -27.29 -1.73 – -1.05 5/3/17
U.S. Treasury
Long-Term
Index Fund–
.
Z
Class – – -27.29 – – -14.90 3/16/20
The funds’ performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website
(troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132 or, for
2
I and
3
Z
Class shares, 1-800-638-8790.

T. ROWE PRICE U.S. Treasury Funds

This table provides returns through the most recent calendar quarter-end rather than through the end of the funds’ fiscal period. It shows how the funds would have performed each year if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns. A money fund’s yield more closely represents its current earnings than does the total return.
a
In an effort to maintain a zero or positive net yield for the fund, T. Rowe Price has voluntarily waived all or a portion of the management fee it is entitled to receive from the fund. This voluntary waiver is in addition to any contractual expense ratio limitation in effect for the fund and may be amended or terminated at any time without prior notice. A fee waiver has the effect of increasing the fund’s net yield; without it, the fund’s 7-day yield would have been lower.
Please see the prospectus for more details.
b
Through September 30, 2023, T. Rowe Price Associates, Inc. (TRPA), has agreed to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class operating expenses) to the extent the I Class operating expenses exceed a certain portion of the class’s average daily net assets. Details are available in the fund’s prospectus.
c
TRPA has contractually agreed to waive and/or bear all of the Z Class's expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety.
QUARTER-END RETURNS (continued)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
You have many
investment goals.
Explore products and services that can help
you achieve them.
Whether you want to put away more money for retirement, for a child’s education, or for other priorities, we have solutions for you. See how we can help you accomplish the investment goals that are important to you.
RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202301-2568615
C07-051 1/23

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
November 30, 2022
Semiannual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRTIX U.S. Treasury
Intermediate Index Fund –
.
PRKIX U.S. Treasury
Intermediate Index Fund–
.
I  Class
TRZTX U.S. Treasury
Intermediate Index Fund–
.
Z Class

T. ROWE PRICE U.S. Treasury Intermediate Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 5 .46 $ 6 .03 $ 6 .34 $ 5 .84 $ 5 .57 $ 5 .79
Investment activities
Net investment
income
(1)(2)
0 .04 0 .05 0 .05 0 .09 0 .11 0 .09
Net realized and
unrealized gain/loss ( 0 .26 ) ( 0 .57 ) ( 0 .20 ) 0 .52 0 .27 ( 0 .20 )
Total from
investment activities ( 0 .22 ) ( 0 .52 ) ( 0 .15 ) 0 .61 0 .38 ( 0 .11 )
Distributions
Net investment
income ( 0 .04 ) ( 0 .05 ) ( 0 .05 ) ( 0 .10 ) ( 0 .11 ) ( 0 .10 )
Net realized gain — — ( 0 .11 ) ( 0 .01 ) — ( 0 .01 )
Total distributions ( 0 .04 ) ( 0 .05 ) ( 0 .16 ) ( 0 .11 ) ( 0 .11 ) ( 0 .11 )
NET ASSET VALUE
End of period $ 5 .20 $ 5 .46 $ 6 .03 $ 6 .34 $ 5 .84 $ 5 .57

T. ROWE PRICE U.S. Treasury Intermediate Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(3)
( 4 .00 ) % ( 8 .66 ) % ( 2 .46 ) % 10 .40% 7 .00% ( 2 .00 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates
(4)
0 .28%
(5)
0 .27% 0 .32% 0 .47% 0 .36% 0 .40%
Net expenses after
waivers/payments
by Price Associates 0 .28%
(5)
0 .27% 0 .28% 0 .33% 0 .35% 0 .37%
Net investment
income 1 .59%
(5)
0 .86% 0 .74% 1 .54% 1 .99% 1 .65%
Portfolio turnover rate 50 .2% 78 .1% 77 .8% 167 .9% 98 .2% 37 .1%
Net assets, end of
period (in millions) $672 $629 $972 $1,069 $441 $429
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
See Note 6. Prior to 5/31/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(5)
Annualized

T. ROWE PRICE U.S. Treasury Intermediate Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 5 .46 $ 6 .03 $ 6 .33 $ 5 .83 $ 5 .56 $ 5 .80
Investment activities
Net investment
income
(1)(2)
0 .05 0 .06 0 .05 0 .10 0 .12 0 .10
Net realized and
unrealized gain/loss ( 0 .26 ) ( 0 .57 ) ( 0 .18 ) 0 .51 0 .27 ( 0 .22 )
Total from
investment activities ( 0 .21 ) ( 0 .51 ) ( 0 .13 ) 0 .61 0 .39 ( 0 .12 )
Distributions
Net investment
income ( 0 .05 ) ( 0 .06 ) ( 0 .06 ) ( 0 .10 ) ( 0 .12 ) ( 0 .11 )
Net realized gain — — ( 0 .11 ) ( 0 .01 ) — ( 0 .01 )
Total distributions ( 0 .05 ) ( 0 .06 ) ( 0 .17 ) ( 0 .11 ) ( 0 .12 ) ( 0 .12 )
NET ASSET VALUE
End of period $ 5 .20 $ 5 .46 $ 6 .03 $ 6 .33 $ 5 .83 $ 5 .56

T. ROWE PRICE U.S. Treasury Intermediate Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(3)
( 3 .92 ) % ( 8 .51 ) % ( 2 .17 ) % 10 .56% 7 .17% ( 2 .20 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates
(4)
0 .15%
(5)
0 .11% 0 .15% 0 .37% 0 .22% 0 .24%
Net expenses after
waivers/payments
by Price Associates 0 .11%
(5)
0 .11% 0 .12% 0 .20% 0 .20% 0 .20%
Net investment
income 1 .74%
(5)
1 .07% 0 .85% 1 .68% 2 .15% 1 .86%
Portfolio turnover rate 50 .2% 78 .1% 77 .8% 167 .9% 98 .2% 37 .1%
Net assets, end of
period (in thousands) $149,434 $166,157 $154,281 $43,187 $19,607 $22,301
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
See Note 6. Prior to 5/31/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(5)
Annualized

T. ROWE PRICE U.S. Treasury Intermediate Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
11/30/22
. . Year
Ended
5/31/22
2/22/21
(1)
Through
5/31/21
NET ASSET VALUE
Beginning of period $ 5.46 $ 6.03 $ 6.09
Investment activities
Net investment income
(2)(3)
0.05 0.07 0.02
Net realized and unrealized gain/loss (0.25) (0.57) (0.06)
Total from investment activities (0.20) (0.50) (0.04)
Distributions
Net investment income (0.05) (0.07) (0.02)
NET ASSET VALUE
End of period $ 5.21 $ 5.46 $ 6.03
Ratios/Supplemental Data
Total return
(3)(4)
(3.68)% (8.41)% (0.72)%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0.10%
(5)
0.11% 0.11%
(5)
Net expenses after waivers/payments by Price Associates 0.00%
(5)
0.00% 0.00%
(5)
Net investment income 1.86%
(5)
1.13% 1.05%
(5)
Portfolio turnover rate 50.2% 78.1% 77.8%
Net assets, end of period (in thousands) $471 $488 $633
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE U.S. Treasury Intermediate Index Fund
November 30, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 2.4%
U.S. Government Obligations
2.4%
Government National Mortgage Assn.
2.50%, 8/20/51 - 12/20/51  2,591 2,282
3.00%, 10/20/49 - 10/20/51  3,920 3,499
3.50%, 9/20/49 - 6/20/50  5,829 5,472
4.50%, 10/20/39 - 11/20/46  1,114 1,124
5.00%, 8/20/47 - 11/20/48  1,693 1,718
5.50%, 3/20/49  61 62
6.00%, 8/20/34 - 5/20/38  150 159
Government National Mortgage Assn., CMO, 2.50%, 1/20/50  870 752
Government National Mortgage Assn., CMO, ARM
1M USD LIBOR + 0.40%, 4.339%, 6/20/49  513 504
1M USD LIBOR + 0.43%, 4.369%, 9/20/49  455 445
1M USD LIBOR + 0.45%, 4.389%, 8/20/49 - 10/20/49  3,732 3,658
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $21,707) 19,675
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 95.5%
U.S. Treasury Obligations
95.5%
U.S. Treasury Notes, 0.375%, 9/30/27  15,300 12,976
U.S. Treasury Notes, 0.50%, 5/31/27  47,700 41,089
U.S. Treasury Notes, 0.50%, 8/31/27  17,800 15,222
U.S. Treasury Notes, 0.50%, 10/31/27  21,200 18,046
U.S. Treasury Notes, 0.625%, 11/30/27  22,200 18,967
U.S. Treasury Notes, 0.625%, 8/15/30  17,433 13,925
U.S. Treasury Notes, 0.75%, 1/31/28  11,000 9,419
U.S. Treasury Notes, 0.875%, 11/15/30  17,700 14,381
U.S. Treasury Notes, 1.125%, 2/28/27  16,400 14,637
U.S. Treasury Notes, 1.125%, 8/31/28  8,500 7,329
U.S. Treasury Notes, 1.125%, 2/15/31  21,425 17,749
U.S. Treasury Notes, 1.25%, 8/15/31  10,110 8,327
U.S. Treasury Notes, 1.375%, 11/15/31  20,560 17,010
U.S. Treasury Notes, 1.50%, 1/31/27  30,800 27,946
U.S. Treasury Notes, 1.625%, 11/30/26  7,700 7,044
U.S. Treasury Notes, 1.75%, 12/31/26  21,900 20,121
U.S. Treasury Notes, 1.875%, 2/28/27  17,000 15,656
U.S. Treasury Notes, 1.875%, 2/28/29  17,000 15,215
U.S. Treasury Notes, 2.25%, 2/15/27  26,565 24,847
U.S. Treasury Notes, 2.25%, 11/15/27  12,290 11,403
U.S. Treasury Notes, 2.375%, 5/15/27  (1) 11,690 10,965

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 2.375%, 5/15/29  3,994 3,675
U.S. Treasury Notes, 2.50%, 3/31/27  21,200 20,017
U.S. Treasury Notes, 2.625%, 2/15/29  21,860 20,436
U.S. Treasury Notes, 2.75%, 4/30/27  32,000 30,530
U.S. Treasury Notes, 2.75%, 2/15/28  5,755 5,456
U.S. Treasury Notes, 2.75%, 8/15/32  43,910 40,672
U.S. Treasury Notes, 2.875%, 5/15/28  14,400 13,714
U.S. Treasury Notes, 2.875%, 8/15/28  21,100 20,068
U.S. Treasury Notes, 2.875%, 5/15/32  76,200 71,414
U.S. Treasury Notes, 3.125%, 8/31/27  18,000 17,452
U.S. Treasury Notes, 3.125%, 11/15/28  26,900 25,895
U.S. Treasury Notes, 3.25%, 6/30/27  21,200 20,650
U.S. Treasury Notes, 3.875%, 11/30/27  16,400 16,461
U.S. Treasury Notes, 3.875%, 11/30/29  8,100 8,170
U.S. Treasury Notes, 4.125%, 9/30/27  66,810 67,624
U.S. Treasury Notes, 4.125%, 10/31/27  45,000 45,569
U.S. Treasury Notes, 4.125%, 11/15/32  14,675 15,248
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $848,174) 785,325
SHORT-TERM INVESTMENTS 1.8%
Money Market Funds 1.8%
T. Rowe Price Treasury Reserve Fund, 3.81%  (2)(3) 14,595 14,595
Total Short-Term Investments (Cost $14,595) 14,595
Total Investments in Securities
99.7% of Net Assets
(Cost $884,476) $ 819,595

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) At November 30, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(2) Seven-day yield
(3) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CMO Collateralized Mortgage Obligation

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 165 U.S. Treasury Notes ten year contracts 3/23 18,728 $ 81
Long, 628 U.S. Treasury Notes five year contracts 3/23 68,182 406
Short, 358 U.S. Treasury Notes two year contracts 3/23 (73,519) (199)
Long, 178 Ultra U.S. Treasury Notes ten year
contracts 3/23 21,299 212
Net payments (receipts) of variation margin to date (203)
Variation margin receivable (payable) on open futures contracts $ 297

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 3.81% $ —# $ — $ 135+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
11/30/22
T. Rowe Price Treasury Reserve
Fund, 3.81% $ 1,586  ¤   ¤ $ 14,595^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $135 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $14,595.

T. ROWE PRICE U.S. Treasury Intermediate Index Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $884,476) $ 819,595
Interest receivable 3,188
Receivable for shares sold 583
Variation margin receivable on futures contracts 297
Other assets 49
Total assets 823,712
Liabilities
Payable for shares redeemed 849
Due to affiliates 52
Investment management fees payable 40
Other liabilities 538
Total liabilities 1,479
NET ASSETS $ 822,233
Net Assets Consist of:
Total distributable earnings (loss) $ (129,048)
Paid-in capital applicable to 158,007,096 shares of $0.01 par value capital stock outstanding; 32,000,000,000 shares of the
Corporation authorized 951,281
NET ASSETS $ 822,233
NET ASSET VALUE PER SHARE
Investor Class
($672,328,868 / 129,186,891 shares outstanding) $ 5.20
I Class
($149,433,828 / 28,729,888 shares outstanding) $ 5.20
Z Class
($470,554 / 90,317 shares outstanding) $ 5.21

T. ROWE PRICE U.S. Treasury Intermediate Index Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/22
Investment Income (Loss)
Income
    Interest $ 7,310
Dividend 135
Securities lending 7
Total income 7,452
Expenses
Investment management 239
Shareholder servicing
Investor Class $ 516
I Class 31 547
Prospectus and shareholder reports
Investor Class 56
I Class 6 62
Custody and accounting 102
Registration 37
Legal and audit 16
Directors 1
Miscellaneous 10
Waived / paid by Price Associates (31)
Total expenses 983
Net investment income 6,469

T. ROWE PRICE U.S. Treasury Intermediate Index Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (28,915)
Futures (6,013)
Options written (79)
Net realized loss (35,007)
Change in net unrealized gain / loss
Securities (2,937)
Futures 873
Options written (3)
Change in net unrealized gain / loss (2,067)
Net realized and unrealized gain / loss (37,074)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (30,605)

T. ROWE PRICE U.S. Treasury Intermediate Index Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 6,469 $ 8,506
Net realized loss (35,007) (26,983)
Change in net unrealized gain / loss (2,067) (60,084)
Decrease in net assets from operations (30,605) (78,561)
Distributions to shareholders
Net earnings
Investor Class (5,127) (6,865)
I Class (1,326) (1,498)
Z Class (4) (7)
Decrease in net assets from distributions (6,457) (8,370)
Capital share transactions
*
Shares sold
Investor Class 198,867 266,878
I Class 24,457 183,426
Distributions reinvested
Investor Class 3,637 5,814
I Class 1,267 1,093
Z Class 4 6
Shares redeemed
Investor Class (129,433) (545,604)
I Class (35,125) (156,060)
Z Class – (95)
Increase (decrease) in net assets from capital share
transactions 63,674 (244,542)

T. ROWE PRICE U.S. Treasury Intermediate Index Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Net Assets
Increase (decrease) during period 26,612 (331,473)
Beginning of period 795,621 1,127,094
End of period $ 822,233 $ 795,621
*Share information (000s)
Shares sold
Investor Class 37,865 46,046
I Class 4,695 31,567
Distributions reinvested
Investor Class 692 993
I Class 241 191
Z Class 1 1
Shares redeemed
Investor Class (24,601) (92,983)
I Class (6,664) (26,888)
Z Class – (17)
Increase (decrease) in shares outstanding 12,229 (41,090)

T. ROWE PRICE U.S. Treasury Intermediate Index Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price U.S. Treasury Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Intermediate Index
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income consistent with maximum credit protection and moderate fluctuation in principal. The fund has three classes of shares: the U.S. Treasury Intermediate Index Fund (Investor Class), the U.S. Treasury
Intermediate Index Fund–I Class (I Class) and the U.S. Treasury Intermediate Index
Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the
Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial statements.

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2022, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ —  $ 805,000  $ —  $ 805,000
Short-Term Investments 14,595  —  —  14,595
Total Securities 14,595  805,000  —  819,595
Futures Contracts* 699  —  —  699
Total $ 15,294  $ 805,000  $ —  $ 820,294
Liabilities
Futures Contracts* $ 199  $ —  $ —  $ 199
1
Includes U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 699
*
Total $ 699
*
Liabilities
Interest rate derivatives Futures $ 199
Total $ 199
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of
Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures Total
Realized Gain (Loss)
Interest rate derivatives $ 334  $ (79) $ (6,013) $ (5,758)
Total $ 334  $ (79) $ (6,013) $ (5,758)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 10  $ (3) $ 873  $ 880
Total $ 10  $ (3) $ 873  $ 880
^
Options purchased are reported as securities.

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

were cleared. This ability is subject to the liquidity of underlying positions. As of
November 30, 2022, securities valued at $1,991,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended
November 30, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 20% and 45% of net assets.
Options  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
Options are included in net assets at fair value, options purchased are included in
Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase.
The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, call

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and interest rates; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30, 2022, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 7% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The
fund enters into to-be-announced (TBA) purchase or sale commitments (collectively,
TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With
TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards.
The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling”
the transaction, and/or may use TBA transactions to gain or reduce interim exposure

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the fund has entered into Master Securities Forward
Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2022, no collateral was pledged by the fund or counterparties for MSFTA Transactions.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges.
Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2022, there were no securities on loan.
Other Purchases and sales of U.S. government securities aggregated $455,898,000 and
$395,029,000, respectively, for the six months ended November 30, 2022.
NOTE 5 - FEDERAL INCOME TAXES
No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue
Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2022, the fund had $29,090,000 of available capital loss carryforwards.
At November 30, 2022, the cost of investments (including derivatives, if any) for federal income tax purposes was $885,781,000. Net unrealized loss aggregated $65,686,000 at period-end, of which $3,386,000 related to appreciated investments and $69,072,000 related to depreciated investments.

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group).  The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.06% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the
I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the
I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended November 30, 2022 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $34,000 remain subject to repayment by the fund at November 30,
2022. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
November 30, 2022, expenses incurred pursuant to these service agreements were
$50,000 for Price Associates; $199,000 for T. Rowe Price Services, Inc.; and $12,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At November 30, 2022, approximately 100% of the Z Class’s outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which
I Class Z Class
Expense limitation/I Class Limit 0.05% 0.00%
Expense limitation date 09/30/23 N/A
(Waived)/repaid during the period ($000s) $(31) $—
(1)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
November 30, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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RETIREMENT
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GENERAL INVESTING
Individual or Joint
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Gifts and transfers to a
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COLLEGE SAVINGS
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Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
F53-051 1/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Treasury Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2023